Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Defined Benefit Plans

	2025	2024

Retirement benefit plans	217	269

Other post-employment benefit plans	167	189

Total defined benefit plans	384	457

Retirement benefit plans in surplus	95	110

Reimbursement rights	28	9

Total defined benefit assets	124	119

Retirement benefit plans in deficit	340	388

Other post-employment benefit plans in deficit	167	189

Total defined benefit liabilities	507	576

Summary of Movements of Defined Benefit Plans

	2025			2024

Movements during the year	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

On January 1	269	189	457	368	178	546

Defined benefit expenses	45	15	61	42	15	57

Remeasurements of defined benefit plans	(6)	(3)	(9)	19	(5)	15

Contributions paid	(44)	-	(44)	(148)	-	(148)

Benefits paid	(19)	(12)	(31)	(28)	(12)	(40)

Net exchange differences	(28)	(22)	(50)	16	12	27

On December 31	217	167	384	269	189	457

Summary of Amounts Recognized in Statement of Financial Positions	The amounts recognized in the statement of financial position are determined as follows:

	2025					2024

Net carrying value details	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

Present value of funded obligations	2,852	-	2,852	3,140	-	3,140

Fair value of plan assets	(2,845)	-	(2,845)	(3,123)	-	(3,123)

Fair value of reimbursement rights	(28)	-	(28)	(9)	-	(9)

	(22)	-	(22)	7	-	7

Present value of unfunded obligations	239	167	406	262	189	450

On December 31	217	167	384	269	189	457

Summary of Fair Value of Plan Assets
The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets were nil in both 2025 and 2024.

	2025			2024

Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

Current year service cost	36	7	43	32	7	39

Net interest on net defined benefit liability (asset)	9	9	18	9	9	18

Total defined benefit expenses	45	15	61	42	15	57

Summary of Breakdown of Plan Assets for Retirement of Benefit Plans

	2025				2024

Plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets

Debt instrument	702	198	900	32%	594	275	869	28%

Derivatives	-	(30)	(30)	-1%	-	(183)	(183)	-6%

Investment funds	-	1,625	1,625	57%	-	2,027	2,027	65%

Other	-	350	350	12%	-	410	410	13%

On December 31	702	2,144	2,845	100%	594	2,529	3,123	100%

Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations

Financial actuarial assumptions used to determine defined benefit obligations at year-end	Transamerica		Aegon UK		AEN
	2025	2024	2025	2024	2025	2024

Discount rate	5.45%/ 5.23%	5.59%/ 5.51% 1	5.66%	5.58%	4.00%	3.51%

Salary increase rate	4.00%	4.00%	n.a.	n.a.	n.a.	n.a.

Health care trend rate	8.50%	6.90%	n.a.	n.a.	n.a.	n.a.

Price inflation	n.a.	n.a.	3.00%	3.19%	2.13%	1.99%

1	Transamerica has separate discount rates for all pension plans: 5.45% in 2025, 5.59% in 2024 and for post-retirement welfare plan: 5.23% in 2025, 5.51% in 2024.
The principal actuarial assumptions affect the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

Estimated approximate effects on the defined benefit obligation	Transamerica		Aegon UK		AEN
	2025	2024	2025	2024	2025	2024

Demographic actuarial assumptions

10% increase in mortality rates	(40)	(46)	(20)	(21)	(1)	(1)

10% decrease in mortality rates	44	51	21	23	1	1

Financial actuarial assumptions

100 basis points increase in discount rate	(163)	(183)	(103)	(114)	(12)	(13)

100 basis points decrease in discount rate	201	232	126	142	16	17

100 basis points increase in salary increase rate	4	4	n.a.	n.a.	n.a.	n.a.

100 basis points decrease in salary increase rate	(3)	(4)	n.a.	n.a.	n.a.	n.a.

100 basis points increase in health care trend rate	9	12	n.a.	n.a.	n.a.	n.a.

100 basis points decrease in health care trend rate	(9)	(10)	n.a.	n.a.	n.a.	n.a.

100 basis points increase in price inflation	n.a.	n.a.	110	50	-	-

100 basis points decrease in price inflation	n.a.	n.a.	(101)	(95)	-	-

Aegon Ltd. [member]
Statement [LineItems]
Summary of Defined Benefit Plans

	2025	2024

Reimbursement rights retirement benefit plans	49	50

Present value of the expected guaranteed premiums and management fees	(33)	(44)

Total Reimbursement rights	16	5

Retirement benefit plans	49	50

Other post-employment benefit plans	2	3

Total defined benefit liabilities	51	53

Summary of Movements of Defined Benefit Plans

			2025			2024

Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

On January 1	50	3	53	-	-	-

Defined benefit expenses	2	-	2	2	-	2

Remeasurements of defined benefit plans	(3)	-	(3)	(1)	(1)	(2)

Transfer from AEN	-	-	-	49	4	53

Other	-	(1)	(1)	-	-	-

On December 31	49	2	51	50	3	53

Summary of Expected Guaranteed Premiums and Management Fees Net Defined Benefit Liability Asset

Movements during the year of the present value of the expected guaranteed premiums and management fees	2025	2024

On January 1	44	-

Remeasurements of the defined benefit obligations:

Actuarial gains and losses arising from changes in financial assumptions	(9)	5

Benefits paid	(2)	(1)

Transfer from AEN	-	40

On December 31	33	44

Commissions and expenses [member]
Statement [LineItems]
Summary of Movements of Defined Benefit Plans
Defined benefit expenses are included in Post-employment benefit costs in note
13 Other operating expenses
.

Movements during the year of the present value of the defined benefit obligations	2025	2024

On January 1	3,590	3,616

Current year service cost	43	39

Interest expenses	177	173

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in demographic assumptions	21	6

- Actuarial gains and losses arising from changes in financial assumptions	14	(217)

Benefits paid	(237)	(237)

Net exchange differences	(350)	208

Other	-	2

On December 31	3,257	3,590

Movements during the year in plan assets for retirement benefit plans	2025	2024

On January 1	3,123	3,051

Interest income (based on discount rate)	155	152

Remeasurements of the net defined liability (asset)	32	(208)

Contributions by employer	44	148

Benefits paid	(210)	(200)

Net exchange differences	(299)	180

On December 31	2,845	3,123

Movements during the year of the fair value of the reimbursement rights	2025	2024

On January 1	9	20

Interest expenses	3	3

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in financial assumptions	12	(18)

Benefits paid	4	4

Other	-	2

On December 31	28	9